EARNINGS PER SHARE - Computation of diluted earnings (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Outstanding employee options and nonvested restricted stocks
EARNINGS PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	10,265,860	45,194,870	53,132,230